Janus Investment Fund

Janus Henderson Adaptive Global Allocation Fund	Janus Henderson Global Unconstrained Bond Fund
Janus Henderson All Asset Fund	Janus Henderson Global Value Fund
Janus Henderson Asia Equity Fund	Janus Henderson Growth and Income Fund
Janus Henderson Balanced Fund	Janus Henderson High-Yield Fund
Janus Henderson Contrarian Fund	Janus Henderson International Long/Short Equity Fund
Janus Henderson Diversified Alternatives Fund	Janus Henderson International Managed Volatility Fund
Janus Henderson Dividend & Income Builder Fund	Janus Henderson International Opportunities Fund
Janus Henderson Emerging Markets Fund	Janus Henderson International Small Cap Fund
Janus Henderson Emerging Markets Managed Volatility Fund	Janus Henderson International Value Fund
Janus Henderson Enterprise Fund	Janus Henderson Large Cap Value Fund
Janus Henderson European Focus Fund	Janus Henderson Mid Cap Value Fund
Janus Henderson Flexible Bond Fund	Janus Henderson Multi-Sector Income Fund
Janus Henderson Forty Fund	Janus Henderson Overseas Fund
Janus Henderson Global Allocation Fund – Conservative	Janus Henderson Research Fund
Janus Henderson Global Allocation Fund – Growth	Janus Henderson Select Value Fund
Janus Henderson Global Allocation Fund – Moderate	Janus Henderson Short-Term Bond Fund
Janus Henderson Global Bond Fund	Janus Henderson Small Cap Value Fund
Janus Henderson Global Equity Income Fund	Janus Henderson Strategic Income Fund
Janus Henderson Global Income Managed Volatility Fund	Janus Henderson Triton Fund
Janus Henderson Global Life Sciences Fund	Janus Henderson U.S. Growth Opportunities Fund
Janus Henderson Global Real Estate Fund	Janus Henderson U.S. Managed Volatility Fund
Janus Henderson Global Research Fund	Janus Henderson Value Plus Income Fund
Janus Henderson Global Select Fund	Janus Henderson Venture Fund
Janus Henderson Global Technology Fund

(collectively, the “Funds”)

Supplement dated August 30, 2018

to Currently Effective Prospectuses

Update to the Closure of Class C Shares to New and Existing Employer-Sponsored Retirement Plans

On July 2, 2018, the Funds notified shareholders that effective September 4, 2018, Class C Shares would be closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans. Due to operational or related constraints, certain recordkeepers or financial intermediaries are unable to close purchases of or exchanges into Class C Shares by their employer-sponsored retirement plan clients by September 4, 2018. As a result, these recordkeepers or financial intermediaries may continue to facilitate purchases of or exchanges into Class C Shares through December 31, 2018 for their existing employer-sponsored retirement plan clients.

In response to the above, the Funds’ Prospectuses are revised as follows:

1.	The following is added to the fifth paragraph of the Shareholder’s Guide section of the Funds’ Prospectuses:

Certain recordkeepers or financial intermediaries that are unable to close purchases of or exchanges into Class C Shares by their employer-sponsored retirement plan clients by September 4, 2018, due to operational or related constraints, and who contacted Janus Henderson Distributors about not being able to meet this deadline, may continue to facilitate purchases of or exchanges into Class C Shares through December 31, 2018 for their existing employer-sponsored retirement plan clients.

2.	The following bullet point replaces in its entirety the second-to-last bullet point under “Exchanges” in the Shareholder’s Guide section of the Funds’ Prospectuses:

•

Effective September 4, 2018, Class C Shares will be closed to investments by new employer-sponsored retirement plans, and existing employer-sponsored retirement plans will no longer be able to make additional purchases of or exchanges into Class C Shares. Certain recordkeepers or financial intermediaries that are unable to close purchases of or exchanges into Class C Shares by their employer-sponsored retirement plan clients by September 4, 2018, due to operational or related constraints, and who contacted Janus Henderson Distributors about not being able to meet this deadline, may continue to facilitate purchases of or exchanges into Class C Shares through December 31, 2018 for their existing employer-sponsored retirement plan clients.

Please retain this Supplement with your records.